Pension plan	12 Months Ended
Dec. 31, 2025
Pension plan
Pension plan

Note 20 : Pension plan

Prior to December 1, 2000, Far East had only one defined contribution pension plan for all its Hong Kong employees. Under this plan, all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by Far East, depending on their years of service with Far East. Far East was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company.

With the introduction of the Mandatory Provident Fund Scheme (“MPF scheme”), a defined contribution scheme managed by an independent trustee on December 1, 2000, Far East and its employees who joined Far East subsequently make monthly contributions to the scheme at 5% of the employee’s cash income as defined under the Mandatory Provident Fund Schemes Ordinance.  Under the MPF scheme, the employer and its employees are each required to make contributions to the plan at 5% of the employees' relevant income, subject to a cap of monthly relevant income of HK$30,000. Contributions to the plan vest immediately.

During the years ended December 31, 2025, 2024 and 2023, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately US$186,000, US$191,000 and US$192,000, respectively.

As stipulated by the rules and regulations in the PRC, the PRC’s subsidiaries contributes to state-sponsored retirement plans for its employees in Mainland China. PRC’s subsidiaries’ contribution approximately 16% of the basic salaries of its employees, and have no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

ZHEJIANG TIANLAN [Member]
Pension plan
Pension plan
18.	Pension plan

As stipulated by the rules and regulations in the PRC, the Group contributes to state-sponsored retirement plans for its employees in Mainland China. The Group contributes approximately 12% to 14% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the years ended December 31, 2025, 2024 and 2023, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately RMB3,229,000, RMB3,710,000 and RMB2,766,000 respectively.